Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, to be issued under the WillScot Holdings Corporation 2026 Incentive Award Plan
Amount Registered | shares	5,705,781
Proposed Maximum Offering Price per Unit | $ / shares	25.09
Maximum Aggregate Offering Price	$ 143,158,045.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,770.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers such indeterminable number of additional shares of WillScot Holdings Corporation (the “Registrant”) common stock, $0.0001 par value per share (“Common Stock”), as may become issuable under the WillScot Holdings Corporation 2026 Incentive Award Plan (the “Plan”) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.
(2)    Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on August 3, 2026.